Related Party Transactions - Balances with Parent and Ultimate Parent Companies and Finance Income or Expense (Parenthetical) (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Net cash outflow on non-current amounts owed by ultimate parent company		£ 1,722
Cash inflow on non-current amounts owed from ultimate parent company		45
Cash outflow on non-current amounts owed by ultimate parent company	[1]	1,677	£ 1,571	£ 4,767
Non cash movements on non current asset investments		£ 63

[1]	Refer to note 28 for further information.